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                                                      -------------------------
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                                                      hours per response: 21.09
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number                      811-03826
                                   ---------------------------------------------


                                 AIM Sector Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:  3/31
                          --------------

Date of reporting period: 6/30/06
                          --------------

Item 1.  Schedule of Investments.

                                 AIM ENERGY FUND
            Quarterly Schedule of Portfolio Holdings o June 30, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com       I-ENE-QTR-1 6/06         A I M Advisors, Inc.

AIM ENERGY FUND


SCHEDULE OF INVESTMENTS
June 30, 2006
(Unaudited)


                                                        SHARES        VALUE
--------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS--83.56%

COAL & CONSUMABLE FUELS--3.10%

Peabody Energy Corp.                                     850,000  $   47,387,500
================================================================================

CONSTRUCTION & ENGINEERING--1.90%

Chicago Bridge & Iron Co. N.V.--New York Shares        1,200,000      28,980,000
================================================================================

GAS UTILITIES--3.29%

Questar Corp.                                            625,000      50,306,250
================================================================================

INTEGRATED OIL & GAS--17.21%

Chevron Corp. (a)                                        700,000      43,442,000
--------------------------------------------------------------------------------
ConocoPhillips                                           200,000      13,106,000
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                        675,000      41,411,250
--------------------------------------------------------------------------------
Marathon Oil Corp.                                       450,000      37,485,000
--------------------------------------------------------------------------------
Murphy Oil Corp. (a)                                   1,200,000      67,032,000
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                               590,000      60,504,500
================================================================================
                                                                     262,980,750
================================================================================

OIL & GAS DRILLING--9.79%

GlobalSantaFe Corp.                                      750,000      43,312,500
--------------------------------------------------------------------------------
Hercules Offshore, Inc. (a)(b)                         1,050,000      36,750,000
--------------------------------------------------------------------------------
Nabors Industries Ltd. (b)                               400,000      13,516,000
--------------------------------------------------------------------------------
Todco                                                    450,000      18,382,500
--------------------------------------------------------------------------------
Transocean Inc. (a)(b)                                   470,000      37,750,400
================================================================================
                                                                     149,711,400
================================================================================

OIL & GAS EQUIPMENT & SERVICES--20.48%

Baker Hughes Inc. (a)                                    450,000      36,832,500
--------------------------------------------------------------------------------
Cameron International Corp. (b)                        1,000,000      47,770,000
--------------------------------------------------------------------------------
FMC Technologies, Inc. (b)                               225,000      15,178,500
--------------------------------------------------------------------------------
Grant Prideco, Inc. (b)                                  500,000      22,375,000
--------------------------------------------------------------------------------
Halliburton Co.                                          660,000      48,978,600
--------------------------------------------------------------------------------
National-Oilwell Varco Inc. (b)                          800,000      50,656,000
--------------------------------------------------------------------------------
Schlumberger Ltd. (a)                                    230,000      14,975,300
--------------------------------------------------------------------------------
Smith International, Inc. (a)                            600,000      26,682,000
--------------------------------------------------------------------------------
Weatherford International Ltd. (b)                     1,000,000      49,620,000
================================================================================
                                                                     313,067,900
================================================================================

OIL & GAS EXPLORATION & PRODUCTION--17.03%

Apache Corp.                                             632,000      43,134,000
--------------------------------------------------------------------------------
Bill Barrett Corp. (b)                                 1,525,000      45,155,250
--------------------------------------------------------------------------------
Cheniere Energy, Inc. (a)(b)                             879,091      32,491,203
--------------------------------------------------------------------------------
EOG Resources, Inc.                                      670,000      46,457,800
--------------------------------------------------------------------------------
Pioneer Natural Resources Co. (a)                        450,000      20,884,500
--------------------------------------------------------------------------------
Plains Exploration & Production Co. (a)(b)             1,250,000      50,675,000
--------------------------------------------------------------------------------
Southwestern Energy Co. (b)                              600,000      18,696,000
--------------------------------------------------------------------------------


                                                        SHARES        VALUE
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)

VeraSun Energy Corp. (a)(b)                            104,912    $    2,752,891
================================================================================
                                                                     260,246,644
================================================================================

OIL & GAS REFINING & MARKETING--3.13%

Valero Energy Corp.                                      720,000      47,894,400
================================================================================

OIL & GAS STORAGE & TRANSPORTATION--7.63%

Kinder Morgan, Inc.                                      700,000      69,923,000
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                              2,000,000      46,720,000
================================================================================
                                                                     116,643,000
================================================================================
    Total Domestic Common Stocks & Other Equity
      Interests (Cost $996,066,515)                                1,277,217,844
================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS--13.08%

CANADA--7.91%

Cameco Corp. (Coal & Consumable Fuels)                   400,000      15,988,000
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil & Gas
  Exploration & Production)                              575,000      31,843,500
--------------------------------------------------------------------------------
Nexen Inc. (Oil & Gas Exploration & Production)          550,000      31,097,000
--------------------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas Exploration
  & Production)                                        2,400,000      41,952,000
================================================================================
                                                                     120,880,500
================================================================================

FRANCE--1.82%

Total S.A. -ADR (Integrated Oil & Gas)                   424,000      27,780,480
================================================================================

UNITED KINGDOM--3.35%

BP PLC -ADR (Integrated Oil & Gas)                       520,000      36,197,200
--------------------------------------------------------------------------------
Royal Dutch Shell PLC -ADR (Integrated Oil & Gas)        225,000      15,070,500
--------------------------------------------------------------------------------
                                                                      51,267,700
--------------------------------------------------------------------------------
    Total Foreign Stocks & Other Equity Interests
      (Cost $136,476,954)                                            199,928,680
================================================================================

MONEY MARKET FUNDS--3.56%

Liquid Assets Portfolio-Institutional Class (c)       27,182,691      27,182,691
================================================================================
Premier Portfolio-Institutional Class (c)             27,182,692      27,182,692
================================================================================
    Total Money Market Funds (Cost $54,365,383)                       54,365,383
================================================================================
Total Investments (excluding investments purchased
  with cash collateral from securities
  loaned)--100.20% (Cost $1,186,908,852)                           1,531,511,907
================================================================================

AIM ENERGY FUND


                                                        SHARES        VALUE
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
  SECURITIES LOANED

MONEY MARKET FUNDS--6.03%

Premier Portfolio-Institutional Class (c)(d)          92,200,896  $   92,200,896

    Total Money Market Funds (purchased with cash
      collateral from securities loaned)
      (Cost $92,200,896)                                              92,200,896
================================================================================
TOTAL INVESTMENTS--106.23% (Cost $1,279,109,748)                   1,623,712,803
================================================================================
OTHER ASSETS LESS LIABILITIES--(6.23)%                               (95,179,306)
================================================================================
NET ASSETS--100.00%                                               $1,528,533,497
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR    --   American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at June 30, 2006.

(b) Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.



See accompanying notes which are an integral part of this schedule.          F-2

AIM ENERGY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM ENERGY FUND
    value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

AIM ENERGY FUND


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended June 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                  CHANGE IN
                                                                  UNREALIZED                                       REALIZED
                    VALUE         PURCHASES       PROCEEDS       APPRECIATION       VALUE          DIVIDEND          GAIN
FUND              03/31/06         AT COST       FROM SALES     (DEPRECIATION)     06/30/06         INCOME          (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class           $          --   $  31,362,583   $  (4,179,892)   $          --   $  27,182,691   $       8,881   $          --
------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class              62,590,664     128,867,371    (164,275,343)              --      27,182,692         595,257              --
==============================================================================================================================
   SUBTOTAL     $  62,590,664   $ 160,229,954   $(168,455,235)   $          --   $  54,365,383   $     604,138   $          --
______________________________________________________________________________________________________________________________
==============================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                  CHANGE IN
                                                                  UNREALIZED                                       REALIZED
                    VALUE         PURCHASES       PROCEEDS       APPRECIATION       VALUE          DIVIDEND          GAIN
FUND              03/31/06         AT COST       FROM SALES     (DEPRECIATION)     06/30/06        INCOME *         (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class           $  24,025,815   $ 403,024,551   $(334,849,470)   $          --   $  92,200,896   $      26,595   $          --
==============================================================================================================================
   TOTAL        $  86,616,479   $ 563,254,505   $(503,304,705)   $          --   $ 146,566,279   $     630,733   $          --
______________________________________________________________________________________________________________________________
==============================================================================================================================

* Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested, if any.

AIM ENERGY FUND

    At June 30, 2006, securities with an aggregate value of $92,030,093 were on loan to brokers. The loans were secured by cash collateral of $92,200,896 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended June 30, 2006, the Fund received dividends on cash collateral investments of $26,595 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended June 30, 2006 was $226,650,002 and $173,089,199, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 346,975,251
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (6,426,894)
================================================================================
Net unrealized appreciation of investment securities               $ 340,548,357
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $1,283,164,446

                            AIM FINANCIAL SERVICES FUND
            Quarterly Schedule of Portfolio Holdings o June 30, 2006

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com          I-FSE-QTR-1 6/06           A I M Advisors, Inc.

AIM FINANCIAL SERVICES FUND

Schedule of Investments
June 30, 2006
(Unaudited)


                                                   Shares              Value
--------------------------------------------------------------------------------
COMMON STOCKS--96.66%

ASSET MANAGEMENT & Custody Banks--7.92%

Bank of New York Co., Inc. (The)                  878,000        $   28,271,600
--------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                 454,050            14,302,575
--------------------------------------------------------------------------------
State Street Corp.                                158,500             9,207,265
================================================================================
                                                                     51,781,440
================================================================================

CONSUMER FINANCE--3.32%

Capital One Financial Corp.                       253,900            21,695,755
================================================================================

DIVERSIFIED BANKS--9.41%

Anglo Irish Bank Corp. PLC  (Ireland)             468,600             7,313,370
--------------------------------------------------------------------------------
U.S. Bancorp                                      506,700            15,646,896
--------------------------------------------------------------------------------
Wachovia Corp.                                    371,200            20,074,496
--------------------------------------------------------------------------------
Wells Fargo & Co.                                 274,800            18,433,584
================================================================================
                                                                     61,468,346
================================================================================

DIVERSIFIED CAPITAL MARKETS--2.00%

UBS A.G.  (Switzerland)                           119,000            13,054,300
================================================================================

INSURANCE BROKERS--5.49%

Aon Corp.                                         367,800            12,806,796
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                       857,776            23,065,597
================================================================================
                                                                     35,872,393
================================================================================

INVESTMENT BANKING & BROKERAGE--8.90%

Lehman Brothers Holdings Inc.                      62,400             4,065,360
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         426,600            29,674,296
--------------------------------------------------------------------------------
Morgan Stanley                                    386,300            24,418,023
================================================================================
                                                                     58,157,679
================================================================================

LIFE & HEALTH INSURANCE--0.86%

Prudential Financial, Inc.                         72,100             5,602,170
--------------------------------------------------------------------------------
Multi-Line Insurance--6.34%
American International Group, Inc.                112,352             6,634,386
--------------------------------------------------------------------------------
Genworth Financial Inc.-Class A (a)               237,000             8,257,080
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.
   (The)                                          313,700            26,539,020
================================================================================
                                                                     41,430,486
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--22.16%

Bank of America Corp.                             811,612            39,038,537
--------------------------------------------------------------------------------
Citigroup Inc.                                  1,088,401            52,504,464
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                            1,268,972            53,296,824
================================================================================
                                                                    144,839,825
================================================================================

                                                   Shares             Value
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--7.74%

ACE Ltd.                                          493,800        $   24,981,342
--------------------------------------------------------------------------------
MBIA Inc.                                         252,000            14,754,600
--------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)               242,867            10,827,011
================================================================================
                                                                     50,562,953
================================================================================

REGIONAL BANKS--8.49%

Cullen/Frost Bankers, Inc.                         63,200             3,621,360
--------------------------------------------------------------------------------
Fifth Third Bancorp                               628,350            23,217,532
--------------------------------------------------------------------------------
North Fork Bancorp., Inc.                         438,500            13,229,545
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                              120,500             9,189,330
--------------------------------------------------------------------------------
Zions Bancorp.                                     80,200             6,250,788
================================================================================
                                                                     55,508,555
================================================================================

SPECIALIZED CONSUMER SERVICES--1.26%

H&R Block, Inc.                                   344,000             8,207,840
================================================================================

THRIFTS & MORTGAGE FINANCE--12.77%

Fannie Mae                                        797,400            38,354,940
--------------------------------------------------------------------------------
Freddie Mac                                       372,000            21,207,720
--------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                         596,700             7,954,011
--------------------------------------------------------------------------------
PMI Group, Inc. (The)                             357,100            15,919,518
================================================================================
                                                                     83,436,189
================================================================================

     Total Common Stocks
     (Cost $471,980,613)                                            631,617,931
--------------------------------------------------------------------------------

MONEY MARKET FUNDS--3.27%

Liquid Assets Portfolio-Institutional
   Class (b)                                   10,689,657            10,689,657
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (b)      10,689,657            10,689,657
--------------------------------------------------------------------------------
     Total Money Market Funds                                        21,379,314
        (Cost $21,379,314)
================================================================================
TOTAL INVESTMENTS--99.93%
   (Cost $493,359,927)                                              652,997,245
================================================================================
OTHER ASSETS LESS LIABILITIES--0.07%                                    482,798
================================================================================
NET ASSETS--100.00%                                              $  653,480,043
________________________________________________________________________________
================================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-1

AIM Financial Services Fund


Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM Financial Services Fund
     value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between

AIM Financial Services Fund
     currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


Note 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended June 30, 2006.

                                                                           Change in
                                                                           Unrealized
                           Value      Purchases at     Proceeds from      Appreciation           Value      Dividend      Realized
Fund                     03/31/06         Cost             Sales         (Depreciation)        06/30/06      Income     Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets        $          --  $  11,263,769    $    (574,112)    $           --      $  10,689,657  $   3,220    $        --
Portfolio-
Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional Clas      15,636,790     37,907,034      (42,854,167)                --         10,689,657    175,975             --
====================================================================================================================================

   Total             $  15,636,790  $  49,170,803    $ (43,428,279)    $           --      $  21,379,314  $ 179,195    $        --
____________________________________________________________________________________________________________________________________
====================================================================================================================================


Note 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended June 30, 2006 was $4,539,609 and $49,900,717, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                           UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                                         $   190,621,157
------------------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                                           (31,534,864)
====================================================================================================================================
Net unrealized appreciation of investment securities                                                               $   159,086,293
____________________________________________________________________________________________________________________________________
====================================================================================================================================
Cost of investments for tax purposes is $493,910,952.

                        AIM GOLD & PRECIOUS METALS FUND
            Quarterly Schedule of Portfolio Holdings o June 30, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com              I-GPM-QTR-1 6/06            A I M Advisors, Inc.

AIM GOLD & PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS
June 30, 2006
(Unaudited)


                                                                                   SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS--77.10%

AUSTRALIA--2.62%

Newcrest Mining Ltd. (Gold)                                                             390,000     $     6,109,174
===================================================================================================================

CANADA--58.54%

Aber Diamond Corp. (Precious Metals & Minerals) (a)                                     140,000           4,290,424
-------------------------------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd. (Gold)                                                          385,000          12,735,800
-------------------------------------------------------------------------------------------------------------------
Barrick Gold Corp. (Gold)                                                               440,000          13,024,000
-------------------------------------------------------------------------------------------------------------------
Bema Gold Corp. (Gold) (b)                                                            1,000,000           5,020,000
-------------------------------------------------------------------------------------------------------------------
Cambior Inc. (Gold) (b)                                                               1,700,000           4,573,000
-------------------------------------------------------------------------------------------------------------------
Cameco Corp. (Coal & Consumable Fuels)                                                  170,000           6,794,900
-------------------------------------------------------------------------------------------------------------------
Eldorado Gold Corp. (Gold) (b)                                                        2,200,000          10,681,716
-------------------------------------------------------------------------------------------------------------------
Glamis Gold Ltd. (Gold) (b)                                                             150,000           5,679,000
-------------------------------------------------------------------------------------------------------------------
Glamis Gold Ltd. (Gold) (b)                                                             240,800           9,128,958
-------------------------------------------------------------------------------------------------------------------
Goldcorp, Inc. (Gold)                                                                   350,000          10,577,000
-------------------------------------------------------------------------------------------------------------------
IAMGOLD Corp. (Gold)                                                                    900,000           7,997,850
-------------------------------------------------------------------------------------------------------------------
Ivanhoe Mines Ltd. (Diversified Metals & Mining) (b)                                    550,000           3,751,000
-------------------------------------------------------------------------------------------------------------------
Kinross Gold Corp. (Gold) (b)                                                           900,000           9,811,879
-------------------------------------------------------------------------------------------------------------------
Meridian Gold Inc. (Gold) (b)                                                           300,000           9,504,000
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Mining Corp.
  (Precious Metals & Minerals) (b)                                                    1,254,900             989,261
-------------------------------------------------------------------------------------------------------------------
Pan American Silver Corp.
  (Precious Metals & Minerals) (b)                                                      225,000           4,047,750
-------------------------------------------------------------------------------------------------------------------
Rio Narcea Gold Mines Ltd. (Gold) (b)                                                   515,900           1,012,112
-------------------------------------------------------------------------------------------------------------------
Silver Standard Resources Inc.
  (Precious Metals & Minerals) (a)(b)                                                   250,000           5,000,000
-------------------------------------------------------------------------------------------------------------------
Solitario Resources Corp.
  (Precious Metals & Minerals) (b)                                                      631,000           1,610,992
-------------------------------------------------------------------------------------------------------------------
SouthernEra Diamonds, Inc.
  (Precious Metals & Minerals) (a)(b)                                                 1,025,000             440,742
-------------------------------------------------------------------------------------------------------------------
Tahera Diamond Corp. (Precious Metals & Minerals) (a)(b)                              1,100,000           2,276,270
-------------------------------------------------------------------------------------------------------------------
Western Copper Corp. (Precious Metals & Minerals) (b)                                   350,000             354,295
-------------------------------------------------------------------------------------------------------------------
Yamana Gold Inc. (Gold) (b)                                                             700,000           6,909,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                        136,209,949
===================================================================================================================

SOUTH AFRICA--11.88%

AngloGold Ashanti Ltd. -ADR (Gold) (a)                                                  100,000           4,812,000
-------------------------------------------------------------------------------------------------------------------
Gold Fields Ltd. -ADR (Gold)                                                            400,000           9,160,000
-------------------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.
  (Precious Metals & Minerals)                                                           40,000           7,363,012
-------------------------------------------------------------------------------------------------------------------
Randgold Resources Ltd. -ADR (Gold) (b)                                                 300,000           6,300,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         27,635,012
===================================================================================================================


                                                                                   SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--4.06%

Rio Tinto PLC (Diversified Metals & Mining) (c)                                         180,000     $     9,443,750
===================================================================================================================
    Total Foreign Common Stocks &
      Other Equity Interests (Cost $178,442,912)                                                        179,397,885
===================================================================================================================

DOMESTIC STOCKS--16.47%

ASSET MANAGEMENT & CUSTODY BANKS--4.61%

streetTRACKS Gold Trust (a)(b)                                                          175,000          10,715,250
===================================================================================================================

DIVERSIFIED METALS & MINING--4.76%

Freeport-McMoRan Copper & Gold, Inc.-Class B                                            200,000          11,082,000
===================================================================================================================

GOLD--4.21%

Newmont Mining Corp.                                                                    185,000           9,792,050
===================================================================================================================

PRECIOUS METALS & MINERALS--2.89%

Coeur d'Alene Mines Corp. (a)(b)                                                      1,400,000           6,734,000
===================================================================================================================
    Total Domestic Stocks
      (Cost $37,648,672)                                                                                 38,323,300
===================================================================================================================

MONEY MARKET FUNDS--7.65%

Liquid Assets Portfolio-Institutional Class (d)                                       8,902,364           8,902,364
===================================================================================================================

Premier Portfolio-Institutional Class (d)                                             8,902,364           8,902,364
===================================================================================================================
    Total Money Market Funds
      (Cost $17,804,728)                                                                                 17,804,728
===================================================================================================================

TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities
  loaned)--101.22% (Cost $233,896,312)                                                                  235,525,913
===================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--3.80%

Premier Portfolio-Institutional Class(d)(e)                                           8,837,312           8,837,312
===================================================================================================================

    Total Money Market Funds                                                                              8,837,312
      (purchased with cash collateral
      from securities loaned)
      (Cost $8,837,312)
===================================================================================================================

TOTAL INVESTMENTS--105.02%
  (Cost $242,733,624)                                                                                   244,363,225
===================================================================================================================

OTHER ASSETS LESS LIABILITIES--(5.02)%                                                                  (11,684,094)
===================================================================================================================

NET ASSETS--100.00%                                                                                 $   232,679,131
===================================================================================================================

AIM GOLD & PRECIOUS METALS FUND

Investment Abbreviations:

ADR        --American Depositary Receipt


Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at June 30, 2006.

(b) Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at June 30, 2006 represented 4.06% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.

AIM GOLD & PRECIOUS METALS FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM GOLD & PRECIOUS METALS FUND
     value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a

AIM GOLD & PRECIOUS METALS FUND
     security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended June 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                               CHANGE IN
                                                               UNREALIZED                             REALIZED
                     VALUE       PURCHASES      PROCEEDS      APPRECIATION      VALUE      DIVIDEND     GAIN
FUND               03/31/06       AT COST      FROM SALES    (DEPRECIATION)   06/30/06      INCOME     (LOSS)
---------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class             $       --    $ 8,936,957   $    (34,593)    $     --      $ 8,902,364   $  2,715   $   --
---------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class              1,801,215     48,196,117    (41,094,968)          --        8,902,364      63,869      --
---------------------------------------------------------------------------------------------------------------
   SUBTOTAL       $1,801,215    $57,133,074   $(41,129,561)     $    --      $17,804,728   $  66,584  $   --
===============================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                               CHANGE IN
                                                               UNREALIZED                             REALIZED
                     VALUE       PURCHASES      PROCEEDS      APPRECIATION      VALUE      DIVIDEND     GAIN
FUND               03/31/06       AT COST      FROM SALES    (DEPRECIATION)   06/30/06     INCOME *    (LOSS)
---------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class             $33,241,072  $ 52,491,309  $ (76,895,069)     $    --      $ 8,837,312   $19,482    $    --
---------------------------------------------------------------------------------------------------------------
   TOTAL          $35,042,287  $109,624,383  $(118,024,630)     $    --      $26,642,040   $86,066    $    --
===============================================================================================================

* Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be

AIM GOLD & PRECIOUS METALS FUND
temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested, if any.

         At June 30, 2006, securities with an aggregate value of $8,564,111 were on loan to brokers. The loans were secured by cash collateral of $8,837,312 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended June 30, 2006, the Fund received dividends on cash collateral investments of $19,482 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended June 30, 2006 was $53,402,917 and $55,368,653, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of Investment securities                                   $ 15,705,781
---------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                  (14,076,180)
=========================================================================================================
Net unrealized appreciation of investment securities                                         $  1,629,601
_________________________________________________________________________________________________________
=========================================================================================================
Cost of investments is the same for tax and financial statement purposes.

                                AIM LEISURE FUND
            Quarterly Schedule of Portfolio Holdings o June 30, 2006



[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com               I-LEI-QTR-1 6/06           A I M Advisors, Inc.

AIM LEISURE FUND

SCHEDULE OF INVESTMENTS
June 30, 2006
(Unaudited)


                                                                                      SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY INTERESTS--75.49%

ADVERTISING--6.21%

Harte-Hanks, Inc.                                                                       161,050     $     4,129,322
-------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                      462,800          41,230,852
-------------------------------------------------------------------------------------------------------------------
                                                                                                         45,360,174
===================================================================================================================

APPAREL RETAIL--0.83%

Abercrombie & Fitch Co.-Class A                                                         109,013           6,042,591
===================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--3.76%

Carter's, Inc. (a)                                                                      309,223           8,172,764
-------------------------------------------------------------------------------------------------------------------
Coach, Inc. (a)                                                                         124,966           3,736,484
-------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                                 283,468          15,562,393
-------------------------------------------------------------------------------------------------------------------
                                                                                                         27,471,641
===================================================================================================================

BREWERS--1.10%

Anheuser-Busch Cos., Inc.                                                               176,933           8,066,376
===================================================================================================================

BROADCASTING & CABLE TV--12.22%

Cablevision Systems Corp.-Class A (b)                                                   667,193          14,311,290
-------------------------------------------------------------------------------------------------------------------
CBS Corp.-Class A                                                                        64,550           1,746,723
-------------------------------------------------------------------------------------------------------------------
CBS Corp.-Class B                                                                        64,700           1,750,135
-------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                      296,549           9,178,191
-------------------------------------------------------------------------------------------------------------------
Comcast Corp.-Class A (a)                                                               425,300          13,924,322
-------------------------------------------------------------------------------------------------------------------
Discovery Holding Co.-Class A (a)                                                       221,868           3,245,929
-------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp.-Class A (a)                                               349,485          10,767,633
-------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc.-Class A (a)                                                        200,238           4,305,117
-------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc.-Series C (a)                                                       203,070           4,177,150
-------------------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp. - Capital Group-Series A (a)                                 93,088           7,797,982
-------------------------------------------------------------------------------------------------------------------
NTL Inc.                                                                                146,250           3,641,625
-------------------------------------------------------------------------------------------------------------------
Scripps Co. (E.W.) (The)-Class A (b)                                                    137,300           5,923,122
-------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.-Class A                                                  422,400           3,615,744
-------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc.-Class A (a)                                           222,200           1,135,442
-------------------------------------------------------------------------------------------------------------------
Univision Communications Inc.-Class A (a)(b)                                            113,300           3,795,550
-------------------------------------------------------------------------------------------------------------------
                                                                                                         89,315,955
===================================================================================================================

CASINOS & GAMING--9.57%

Aztar Corp. (a)                                                                         122,100           6,344,316
-------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc. (b)                                                        607,072          43,211,385
-------------------------------------------------------------------------------------------------------------------
International Game Technology                                                           299,940          11,379,723
-------------------------------------------------------------------------------------------------------------------
MGM MIRAGE (a)                                                                          220,032           8,977,306
-------------------------------------------------------------------------------------------------------------------
                                                                                                         69,912,730
===================================================================================================================

CATALOG RETAIL--1.10%

Liberty Media Holding Corp. - Interactive Group-Series A (a)                            465,444           8,033,563
===================================================================================================================


                                                                                     SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------

DEPARTMENT STORES--0.61%

Kohl's Corp. (a)                                                                         75,255     $     4,449,076
===================================================================================================================

FOOTWEAR--0.77%

NIKE, Inc.-Class B                                                                       69,400           5,621,400
===================================================================================================================

GENERAL MERCHANDISE STORES--0.87%

Target Corp.                                                                            130,300           6,367,761
===================================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.34%

Electronic Arts Inc. (a)                                                                 58,400           2,513,536
===================================================================================================================

HOME IMPROVEMENT RETAIL--1.45%

Home Depot, Inc. (The) (b)                                                              295,722          10,583,890
===================================================================================================================

HOTELS, RESORTS & CRUISE LINES--12.82%

Carnival Corp. (c)                                                                      520,100          21,708,974
-------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                     843,441          23,852,512
-------------------------------------------------------------------------------------------------------------------
Marriott International, Inc.-Class A                                                    434,400          16,559,328
-------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                            231,944           8,871,858
-------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                               376,660          22,727,664
-------------------------------------------------------------------------------------------------------------------
                                                                                                         93,720,336
===================================================================================================================

HYPERMARKETS & SUPER CENTERS--0.40%

Wal-Mart Stores, Inc. (b)                                                                61,277           2,951,713
===================================================================================================================

INTERNET RETAIL--1.01%

Blue Nile, Inc. (a)(b)                                                                  134,217           4,316,419
-------------------------------------------------------------------------------------------------------------------
Expedia, Inc. (a)(b)                                                                    206,050           3,084,568
-------------------------------------------------------------------------------------------------------------------
                                                                                                          7,400,987
===================================================================================================================

INTERNET SOFTWARE & SERVICES--2.26%

Yahoo! Inc. (a)                                                                         499,482          16,482,906
===================================================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS--1.41%

iShares Russell 3000 Index Fund                                                          46,568           3,432,527
-------------------------------------------------------------------------------------------------------------------
iShares S&P 500 Index Fund                                                               26,936           3,435,687
-------------------------------------------------------------------------------------------------------------------
S&P 500 Depositary Receipts Trust-Series 1 (b)                                           27,039           3,441,524
-------------------------------------------------------------------------------------------------------------------
                                                                                                         10,309,738
===================================================================================================================

LEISURE FACILITIES--0.26%

Cedar Fair, L.P.                                                                         71,915           1,908,624
===================================================================================================================

LEISURE PRODUCTS--0.40%

Polaris Industries Inc. (b)                                                              67,900           2,940,070
===================================================================================================================

MOVIES & ENTERTAINMENT--10.22%

News Corp.-Class A                                                                    1,903,094          36,501,343
-------------------------------------------------------------------------------------------------------------------
Time Warner Inc.                                                                        936,500          16,201,450
-------------------------------------------------------------------------------------------------------------------
Viacom Inc.-Class A (a)                                                                  54,850           1,971,857
-------------------------------------------------------------------------------------------------------------------

AIM LEISURE FUND


                                                                                     SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT--(CONTINUED)

Viacom Inc.-Class B (a)                                                                  55,000     $     1,971,200
-------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The) (b)                                                               600,479          18,014,370
-------------------------------------------------------------------------------------------------------------------
                                                                                                         74,660,220
===================================================================================================================

PUBLISHING--3.17%

Belo Corp.-Class A                                                                      304,800           4,754,880
-------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                        95,205           5,324,816
-------------------------------------------------------------------------------------------------------------------
McClatchy Co. (The)-Class A (b)                                                         129,300           5,187,516
-------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                                            157,000           7,886,110
-------------------------------------------------------------------------------------------------------------------
                                                                                                         23,153,322
===================================================================================================================

RESTAURANTS--2.26%

Burger King Holdings Inc. (a)(b)                                                        136,081           2,143,276
-------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                        142,720           4,795,392
-------------------------------------------------------------------------------------------------------------------
Ruth's Chris Steak House, Inc.  (a)(b)                                                  234,294           4,784,283
-------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                        94,826           4,766,903
-------------------------------------------------------------------------------------------------------------------
                                                                                                         16,489,854
===================================================================================================================

SOFT DRINKS--1.09%

PepsiCo, Inc.                                                                           133,100           7,991,324
===================================================================================================================

SPECIALTY STORES--1.36%

PetSmart, Inc.                                                                          388,092           9,935,155
===================================================================================================================

    Total Domestic Common Stocks &
      Other Equity Interests
      (Cost $386,508,924)                                                                               551,682,942
===================================================================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS--21.46%

BELGIUM--5.09%

Compagnie Nationale a Portefeuille (Multi-Sector Holdings) (b)                            8,900           3,071,761
-------------------------------------------------------------------------------------------------------------------
Groupe Bruxelles Lambert S.A (Multi-Sector Holdings) (d)                                260,500          27,292,134
-------------------------------------------------------------------------------------------------------------------
InBev N.V. (Brewers)                                                                    139,535           6,845,481
-------------------------------------------------------------------------------------------------------------------
                                                                                                         37,209,376
===================================================================================================================

BRAZIL--1.15%

Companhia de Bebidas das Americas -ADR (Brewers)                                        229,446           8,397,723
===================================================================================================================

CANADA--1.05%

Intrawest Corp. (Hotels, Resorts & Cruise Lines)                                        240,680           7,668,065
===================================================================================================================

DENMARK--1.00%

Carlsberg A.S. -Class B (Brewers) (b)(d)                                                100,200           7,316,509
===================================================================================================================

FRANCE--3.38%

Accor S.A. (Hotels, Resorts & Cruise Lines)                                             207,500          12,632,498
-------------------------------------------------------------------------------------------------------------------
JC Decaux S.A. (Advertising)                                                            201,900           5,336,076
-------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners)                                               33,800           6,701,991
-------------------------------------------------------------------------------------------------------------------
                                                                                                         24,670,565
===================================================================================================================

HONG KONG--0.23%

Television Broadcasts Ltd. -ADR (Broadcasting & Cable TV) (b)(e)                        138,900           1,716,804
===================================================================================================================


                                                                                     SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------
JAPAN--0.39%

Sony Corp. -ADR (Consumer Electronics)                                                 64,500       $     2,840,580
===================================================================================================================

NETHERLANDS--1.47%

Jetix Europe N.V. (Broadcasting & Cable TV) (a)(b)(d)                                   442,815          10,760,120
===================================================================================================================

SWITZERLAND--2.22%

Compagnie Financiere Richemont
  A.G. -Class A (Apparel, Accessories & Luxury Goods) (b)(f)                            179,500           8,222,226
-------------------------------------------------------------------------------------------------------------------
Pargesa Holding S.A (Multi-Sector Holdings) (d)                                          84,800           8,031,609
-------------------------------------------------------------------------------------------------------------------
                                                                                                         16,253,835
===================================================================================================================

UNITED KINGDOM--5.48%

Diageo PLC (Distillers & Vintners) (d)                                                  774,600          13,015,357
-------------------------------------------------------------------------------------------------------------------
InterContinental Hotels Group PLC
  (Hotels, Resorts & Cruise Lines) (d)                                                  775,665          13,547,916
-------------------------------------------------------------------------------------------------------------------
WPP Group PLC (Advertising)                                                           1,112,030          13,459,643
-------------------------------------------------------------------------------------------------------------------
                                                                                                         40,022,916
===================================================================================================================

     Total Foreign Common Stocks &
      Other Equity Interests
      (Cost $94,679,130)                                                                                156,856,493
===================================================================================================================

MONEY MARKET FUNDS--3.23%

Liquid Assets Portfolio-Institutional Class (g)                                      11,792,974          11,792,974
-------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (g)                                            11,792,973          11,792,973
===================================================================================================================
    Total Money Market Funds
      (Cost $23,585,947)                                                                                 23,585,947
===================================================================================================================
Total Investments (excluding
  investments purchased with cash
  collateral from securities
  loaned)--100.18%
  (Cost $504,774,001)                                                                                   732,125,382
===================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--8.68%

Premier Portfolio-Institutional Class (g)(h)                                         63,424,136          63,424,136
===================================================================================================================
    Total Money Market Funds
      (purchased with cash collateral from securities loaned)
      (Cost $63,424,136)                                                                                 63,424,136
===================================================================================================================
TOTAL INVESTMENTS--108.86%
  (Cost $568,198,137)                                                                                   795,549,518
===================================================================================================================
OTHER ASSETS LESS LIABILITIES--(8.86)%                                                                  (64,767,866)
===================================================================================================================
NET ASSETS--100.00%                                                                                 $   730,781,652
===================================================================================================================

Investment Abbreviations:

ADR        --American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at June 30, 2006.

(c) Each unit represents one common share with paired trust share.


See accompanying notes which are an integral part of this schedule.

AIM LEISURE FUND


(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $79,963,645, which represented 10.94% of the Fund's Net Assets. See Note 1A.

(e) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at June 30, 2006 represented 0.23% of the Fund's Net Assets. See Note 1A.

(f) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.

AIM LEISURE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM LEISURE FUND
    value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a

AIM LEISURE FUND
    security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended June 30, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                           CHANGE IN
                                                                           UNREALIZED                                    REALIZED
                           VALUE        PURCHASES        PROCEEDS         APPRECIATION         VALUE        DIVIDEND       GAIN
FUND                     03/31/06        AT COST        FROM SALES       (DEPRECIATION)       06/30/06       INCOME       (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class     $       --     $13,646,148     $ (1,853,174)     $           --     $11,792,974     $  5,159     $        --
------------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional Class      1,876,748      65,505,993      (55,589,768)                 --      11,792,973      148,558              --
------------------------------------------------------------------------------------------------------------------------------------
   SUBTOTAL             $1,876,748     $79,152,141     $(57,442,942)     $           --     $23,585,947     $153,717     $        --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                                           CHANGE IN
                                                                           UNREALIZED                                     REALIZED
                           VALUE       PURCHASES         PROCEEDS         APPRECIATION         VALUE        DIVIDEND        GAIN
FUND                     03/31/06       AT COST         FROM SALES       (DEPRECIATION)       06/30/06       INCOME*       (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional Class     $24,296,094    $271,824,299    $(232,696,257)    $             --   $ 63,424,136    $    99,990  $       --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL                $26,172,842    $350,976,440    $(290,139,199)    $             --   $ 87,010,083    $   253,707  $       --
====================================================================================================================================

* Net of compensation to counterparties.


NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be

AIM LEISURE FUND
temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested, if any.
         At June 30, 2006, securities with an aggregate value of $62,512,667 were on loan to brokers. The loans were secured by cash collateral of $63,424,136 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended June 30, 2006, the Fund received dividends on cash collateral investments of $99,990 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended June 30, 2006 was $29,602,442 and $78,914,887, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

           UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                $215,010,105
------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                (8,896,578)
======================================================================================================
Net unrealized appreciation of investment securities                                      $206,113,527
______________________________________________________________________________________________________
======================================================================================================
Cost of investments for tax purposes is $589,435,991.

                               AIM TECHNOLOGY FUND
            Quarterly Schedule of Portfolio Holdings o June 30, 2006

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com          I-TEC-QTR-1 6/06         A I M Advisors, Inc.

AIM TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS
June 30, 2006
(Unaudited)




                                                     SHARES            VALUE
--------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--78.72%

ALTERNATIVE CARRIERS--0.90%

Time Warner Telecom Inc.-Class A (a)                 634,383     $    9,420,587
================================================================================

APPLICATION SOFTWARE--9.19%

Adobe Systems Inc. (a)                               763,474         23,179,071
--------------------------------------------------------------------------------
Amdocs Ltd. (a)                                      610,971         22,361,538
--------------------------------------------------------------------------------
Autodesk, Inc. (a)                                   217,443          7,493,086
--------------------------------------------------------------------------------
BEA Systems, Inc. (a)                                397,104          5,198,091
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. (a)                     993,081         17,031,339
--------------------------------------------------------------------------------
Citrix Systems, Inc. (a)                             418,790         16,810,231
--------------------------------------------------------------------------------
Quest Software, Inc. (a)                             119,744          1,681,206
--------------------------------------------------------------------------------
Synchronoss Technologies, Inc. (a)(b)                290,294          2,519,752
================================================================================
                                                                     96,274,314
================================================================================

COMMUNICATIONS EQUIPMENT--10.71%

Cisco Systems, Inc. (a)                            1,784,571         34,852,672
--------------------------------------------------------------------------------
Comverse Technology, Inc. (a)                        125,988          2,490,783
--------------------------------------------------------------------------------
Corning Inc. (a)                                     578,193         13,986,489
--------------------------------------------------------------------------------
Motorola, Inc.                                       908,869         18,313,710
--------------------------------------------------------------------------------
QUALCOMM Inc.                                        374,835         15,019,638
--------------------------------------------------------------------------------
Redback Networks Inc. (a)                            389,400          7,141,596
--------------------------------------------------------------------------------
Tellabs, Inc. (a)                                  1,531,358         20,382,375
================================================================================
                                                                    112,187,263
================================================================================

COMPUTER HARDWARE--5.35%

Apple Computer, Inc. (a)                             208,275         11,896,668
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                  983,637         31,161,620
--------------------------------------------------------------------------------
Palm, Inc. (a)(b)                                    808,656         13,019,362
================================================================================
                                                                     56,077,650
================================================================================

COMPUTER STORAGE & PERIPHERALS--4.18%

EMC Corp. (a)                                        903,632          9,912,843
--------------------------------------------------------------------------------
Network Appliance, Inc. (a)                          456,783         16,124,440
--------------------------------------------------------------------------------
Rackable Systems Inc. (a)                            173,859          6,865,692
--------------------------------------------------------------------------------
Seagate Technology (a)                               482,088         10,914,472
================================================================================
                                                                     43,817,447
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--5.37%

DST Systems, Inc. (a)                                279,171         16,610,675
--------------------------------------------------------------------------------
First Data Corp.                                     425,112         19,147,044
--------------------------------------------------------------------------------
VeriFone Holdings, Inc. (a)                          671,033         20,453,086
================================================================================
                                                                     56,210,805
================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.89%

Amphenol Corp.-Class A                               166,103          9,295,124
================================================================================

                                                      SHARES          VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--8.50%

Akamai Technologies, Inc. (a)                        698,789     $   25,289,174
--------------------------------------------------------------------------------
Digital River, Inc. (a)                              441,237         17,821,562
--------------------------------------------------------------------------------
Google Inc.-Class A (a)                               57,935         24,293,884
--------------------------------------------------------------------------------
Yahoo! Inc. (a)                                      656,805         21,674,565
================================================================================
                                                                     89,079,185
================================================================================

IT CONSULTING & OTHER SERVICES--4.36%

Accenture Ltd.-Class A                               808,749         22,903,772
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.-
   Class A (a)                                       338,725         22,819,903
================================================================================
                                                                     45,723,675
================================================================================

MOVIES & ENTERTAINMENT--0.94%

News Corp.-Class A                                   516,189          9,900,505
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.05%

BlueStream Ventures L.P. (Acquired
   08/03/00-06/23/06; Cost
   $22,484,301)(a)(c)(d)(e)(f)(g)                 23,500,885         11,012,045
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT--4.23%

Applied Materials, Inc.                              667,689         10,869,977
--------------------------------------------------------------------------------
FormFactor Inc. (a)                                  446,279         19,917,432
--------------------------------------------------------------------------------
Lam Research Corp. (a)                               289,691         13,505,394
================================================================================
                                                                     44,292,803
================================================================================

SEMICONDUCTORS--15.60%

Analog Devices, Inc.                                 238,112          7,652,920
--------------------------------------------------------------------------------
Broadcom Corp.-Class A (a)                           258,051          7,754,432
--------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class A (a)              68,662          1,991,198
--------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B (a)             958,835         28,189,749
--------------------------------------------------------------------------------
Integrated Device Technology, Inc. (a)               861,689         12,218,750
--------------------------------------------------------------------------------
Intel Corp.                                          788,220         14,936,769
--------------------------------------------------------------------------------
Intersil Corp.-Class A                               223,161          5,188,493
--------------------------------------------------------------------------------
Marvell Technology Group Ltd. (a)                    246,394         10,922,646
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                      269,469          8,652,650
--------------------------------------------------------------------------------
Microchip Technology Inc.                            575,994         19,324,599
--------------------------------------------------------------------------------
National Semiconductor Corp.                         437,740         10,440,099
--------------------------------------------------------------------------------
NVIDIA Corp. (a)                                     296,776          6,318,361
--------------------------------------------------------------------------------
PMC-Sierra, Inc. (a)                               1,595,746         15,000,012
--------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. (a)                   137,423          4,427,769
--------------------------------------------------------------------------------
Texas Instruments Inc.                               342,746         10,381,776
================================================================================
                                                                    163,400,223
================================================================================

SYSTEMS SOFTWARE--4.38%

Microsoft Corp.                                      363,532          8,470,295
--------------------------------------------------------------------------------
Oracle Corp. (a)                                   1,609,028         23,314,816
--------------------------------------------------------------------------------


                                                      SHARES          VALUE
--------------------------------------------------------------------------------
SYSTEMS SOFTWARE--(CONTINUED)

Red Hat, Inc. (a)                                    600,710     $   14,056,614
================================================================================
                                                                     45,841,725
================================================================================

TECHNOLOGY DISTRIBUTORS--1.13%

Arrow Electronics, Inc. (a)                          369,164         11,887,081
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES--1.94%

American Tower Corp.-Class A (a)                     174,800          5,439,776
--------------------------------------------------------------------------------
NII Holdings Inc. (a)                                263,289         14,844,234
================================================================================
                                                                     20,284,010
================================================================================
     Total Domestic Common Stocks (Cost $647,256,540)               824,704,442
================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS--16.49%

CANADA--1.48%

Telus Corp. (Integrated Telecommunication
   Services)                                         375,400         15,479,407
--------------------------------------------------------------------------------

FINLAND--2.00%

Nokia Oyj -ADR (Communications Equipment)          1,037,510         21,019,953
--------------------------------------------------------------------------------

FRANCE--1.15%

Silicon-On-Insulator Technologies
   (Semiconductors) (a)(b)                           406,089         12,015,789
--------------------------------------------------------------------------------

GERMANY--1.23%

SAP A.G. -ADR (Application Software)                 244,780         12,855,846
--------------------------------------------------------------------------------

ISRAEL--1.66%

NICE Systems Ltd. -ADR (Communications
   Equipment) (a)                                    618,898         17,415,790
--------------------------------------------------------------------------------

JAPAN--1.24%

Toshiba Corp. (Computer Hardware) (b)(h)           1,978,000         12,981,842
--------------------------------------------------------------------------------

MEXICO--2.07%

America Movil S.A. de C.V. -Series L -ADR
   (Wireless Telecommunication Services)             652,948         21,717,050
--------------------------------------------------------------------------------

NETHERLANDS--1.15%

ASML Holding N.V. -New York Shares
   (Semiconductor Equipment) (a)                     595,362         12,038,220
--------------------------------------------------------------------------------

SOUTH KOREA--0.77%

Samsung Electronics Co., Ltd. (Electronic
   Equipment Manufacturers) (h)                       12,630          8,060,617
--------------------------------------------------------------------------------

SWEDEN--1.38%

Telefonaktiebolaget LM Ericsson -ADR
   (Communications Equipment)                        436,469         14,420,936
--------------------------------------------------------------------------------

SWITZERLAND--1.00%

STMicroelectronics N.V. -New York Shares
   (Semiconductors)                                  652,702         10,488,921
--------------------------------------------------------------------------------

TAIWAN--1.36%

Hon Hai Precision Industry Co., Ltd.
   (Electronic Manufacturing Services) (h)         2,311,952         14,236,454
--------------------------------------------------------------------------------


                                                      SHARES          VALUE
 ------------------------------------------------------------------------------
      Total Foreign Stocks & Other Equity Interests
       (Cost $144,560,888)                                      $  172,730,825
 ------------------------------------------------------------------------------

PREFERRED STOCKS--0.00%

BIOTECHNOLOGY--0.00%

Ingenex, Inc.-Series B, Pfd. (Acquired
   09/27/04; Cost $178,316)(a)(c)(d)(f)               30,627                  0
--------------------------------------------------------------------------------

MONEY MARKET FUNDS--2.94%

Liquid Assets Portfolio-Institutional
   Class (i)                                      15,425,717         15,425,717
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (i)         15,425,718         15,425,718
================================================================================
     Total Money Market Funds                                        30,851,435
        (Cost $30,851,435)
================================================================================
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)--98.15%
   (Cost $822,847,179)                                            1,028,286,702
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED

MONEY MARKET FUNDS--2.16%

Premier Portfolio-Institutional Class (i)(j)      22,654,229         22,654,229
--------------------------------------------------------------------------------
     Total Money Market Funds (purchased with cash                   22,654,229
        collateral from securities loaned)
        (Cost $22,654,229)
================================================================================
TOTAL INVESTMENTS--100.31%
   (Cost $845,501,408)                                            1,050,940,931
================================================================================
OTHER ASSETS LESS LIABILITIES--(0.31)%                              (3,269,993)
================================================================================
NET ASSETS--100.00%                                              $1,047,670,938
________________________________________________________________________________
================================================================================


Investment Abbreviations:

ADR            --American Depositary Receipt
Pfd.           --Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at June 30, 2006.

(c)  Security is considered venture capital.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at June 30, 2006 was $11,012,045, which represented 1.05% of the Fund's Net Assets. See Note 1A.

(e) The Fund has a remaining commitment of $4,147,078 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2006 was $11,012,045, which represented 1.05% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE           F-2

AIM TECHNOLOGY FUND

(g) Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of June 30, 2006 represented 1.05% of the Fund's Net Assets. See Note 2.

(h) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $35,278,913, which represented 3.37% of the Fund's Net Assets. See Note 1A.

(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(j) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

AIM Technology Fund


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM TECHNOLOGY FUND
     value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM TECHNOLOGY FUND

     A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM TECHNOLOGY FUND


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended June 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:



                                                                         CHANGE IN
                                                                         UNREALIZED
                         VALUE        PURCHASES AT   PROCEEDS FROM      APPRECIATION          VALUE       DIVIDEND     REALIZED
FUND                    03/31/06         COST            SALES         (DEPRECIATION)        06/30/06      INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets        $         --   $  18,016,500    $ (2,590,783)    $           --     $  15,425,717   $   6,783    $       --
Portfolio-
Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class    14,449,995     138,669,470    (137,693,747)                          15,425,718     225,803
====================================================================================================================================
   SUBTOTAL          $ 14,449,995   $ 156,685,970   $(140,284,530)    $      --          $  30,851,435   $ 232,586    $    --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                                              CHANGE IN
                                                                              UNREALIZED
                           VALUE        PURCHASES AT     PROCEEDS FROM       APPRECIATION         VALUE      DIVIDEND     REALIZED
FUND                      03/31/06          COST             SALES          (DEPRECIATION)      06/30/06      INCOME *   GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------

Premier  Portfolio-    $ 27,614,426   $  144,409,001   $ (149,369,198)   $            --     $ 22,654,229   $ 117,519    $    --
Institutional Class
====================================================================================================================================

* Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended June 30, 2006

                                                                          CHANGE IN
                                                                          UNREALIZED                                    REALIZED
                         VALUE        PURCHASES AT      PROCEEDS FROM    APPRECIATION         VALUE        DIVIDEND       GAIN
COMPANY                 03/31/06          COST              SALES        (DEPRECIATION)      06/30/06       INCOME       (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
BlueStream
Ventrures L.P.       $ 10,135,080   $    1,105,887   $            --    $    (228,922)      $ 11,012,045   $      --     $    --
====================================================================================================================================
   TOTAL             $ 52,199,501   $  302,200,858   $  (289,653,728)   $    (228,922)      $ 64,517,709   $  350,105    $    --
====================================================================================================================================

AIM TECHNOLOGY FUND


NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At June 30, 2006, securities with an aggregate value of $20,313,530 were on loan to brokers. The loans were secured by cash collateral of $22,654,229 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended June 30, 2006, the Fund received dividends on cash collateral investments of $117,519 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------
                                             CALL OPTION CONTRACTS
                                 -----------------------------------------------
                                          NUMBER OF                   PREMIUMS
                                          CONTRACTS                   RECEIVED
                                 -----------------------------------------------
Beginning of period                          10,001       $             692,110
--------------------------------------------------------------------------------
Written                                         313                     124,257
--------------------------------------------------------------------------------
Closed                                           --                          --
--------------------------------------------------------------------------------
Exercised                                    (7,958)                   (473,516)
--------------------------------------------------------------------------------
Expired                                      (2,356)                   (342,851)
================================================================================
End of period                                    --       $                  --
================================================================================



NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended June 30, 2006 was $230,128,970 and $334,374,547, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

       UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities                      $     225,283,560
--------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (21,044,620)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                            $     204,238,940
==================================================================================================
Cost of investments for tax purposes is $846,701,991.

                               AIM UTILITIES FUND
            Quarterly Schedule of Portfolio Holdings o June 30, 2006

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              I-UTI-QTR-1 6/06            A I M Advisors, Inc.

AIM UTILITIES FUND


SCHEDULE OF INVESTMENTS
June 30, 2006
(Unaudited)


                                                        SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--97.45%

ELECTRIC UTILITIES--28.76%

E.ON A.G.  (Germany)(a)                                    65,000   $  7,485,275
--------------------------------------------------------------------------------
Edison International                                      286,000     11,154,000
--------------------------------------------------------------------------------
Endesa, S.A. (Spain)(b)                                    97,000      3,373,902
--------------------------------------------------------------------------------
Enel S.p.A. (Italy)(a)(b)                                 500,000      4,305,175
--------------------------------------------------------------------------------
Entergy Corp.                                             120,000      8,490,000
--------------------------------------------------------------------------------
Exelon Corp.                                              250,000     14,207,500
--------------------------------------------------------------------------------
FirstEnergy Corp.                                         170,000      9,215,700
--------------------------------------------------------------------------------
FPL Group, Inc.                                           200,000      8,276,000
--------------------------------------------------------------------------------
PPL Corp.                                                 260,000      8,398,000
--------------------------------------------------------------------------------
Southern Co. (The)                                        190,000      6,089,500
--------------------------------------------------------------------------------
Westar Energy, Inc.                                       120,000      2,526,000
================================================================================
                                                                      83,521,052
================================================================================

GAS UTILITIES--10.68%

AGL Resources Inc.                                        170,000      6,480,400
--------------------------------------------------------------------------------
Equitable Resources, Inc.                                 205,000      6,867,500
--------------------------------------------------------------------------------
Peoples Energy Corp. (a)                                   55,000      1,975,050
--------------------------------------------------------------------------------
Questar Corp.                                             195,000     15,695,550
================================================================================
                                                                      31,018,500
================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--12.63%

Constellation Energy Group                                150,000      8,178,000
--------------------------------------------------------------------------------
NRG Energy, Inc. (c)                                      250,000     12,045,000
--------------------------------------------------------------------------------
TXU Corp.                                                 275,000     16,442,250
================================================================================
                                                                      36,665,250
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--10.58%

Alaska Communications Systems Group Inc.                  550,000      6,957,500
--------------------------------------------------------------------------------
AT&T Inc.                                                 420,000     11,713,800
--------------------------------------------------------------------------------
Verizon Communications Inc.                               360,000     12,056,400
================================================================================
                                                                      30,727,700
================================================================================

MULTI-UTILITIES--23.64%

Ameren Corp.                                              120,000      6,060,000
--------------------------------------------------------------------------------
Dominion Resources, Inc.                                   85,000      6,357,150
--------------------------------------------------------------------------------
Duke Energy Corp.                                         363,000     10,661,310
--------------------------------------------------------------------------------
KeySpan Corp.                                              70,000      2,828,000
--------------------------------------------------------------------------------
National Grid PLC (United Kingdom)(b)                     300,000      3,242,747
--------------------------------------------------------------------------------
OGE Energy Corp.                                           75,000      2,627,250
--------------------------------------------------------------------------------
PG&E Corp.                                                280,000     10,998,400
--------------------------------------------------------------------------------
PNM Resources Inc.                                        110,000      2,745,600
--------------------------------------------------------------------------------
SCANA Corp.                                                70,000      2,700,600
--------------------------------------------------------------------------------
Sempra Energy                                             250,000     11,370,000
--------------------------------------------------------------------------------
Veolia Environnement (France)(a)                          175,000      9,046,536
================================================================================
                                                                      68,637,593
================================================================================


                                                        SHARES         VALUE
--------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION--9.20%

Kinder Morgan, Inc.                                       139,000   $ 13,884,710
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                 550,000     12,848,000
================================================================================
                                                                      26,732,710
================================================================================

WATER UTILITIES--1.96%

Aqua America Inc.                                         250,000      5,697,500
================================================================================
    Total Common Stocks (Cost $207,307,308)                          283,000,305
================================================================================

MONEY MARKET FUNDS--2.72%

Liquid Assets Portfolio-Institutional Class(d)          3,947,090      3,947,090
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class (d)               3,947,090      3,947,090
================================================================================
    Total Money Market Funds (Cost $7,894,180)                         7,894,180
================================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from securities
  loaned)--100.17% (Cost $215,201,488)                               290,894,485
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
  SECURITIES LOANED

MONEY MARKET FUNDS--5.78%

Premier Portfolio-Institutional Class (d)(e)           16,771,813     16,771,813
--------------------------------------------------------------------------------
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $16,771,813)                                              16,771,813
================================================================================
TOTAL INVESTMENTS--105.95% (Cost $231,973,301)                       307,666,298
================================================================================
OTHER ASSETS LESS LIABILITIES--(5.95)%                               (17,275,780)
================================================================================
NET ASSETS--100.00%                                                 $290,390,518
________________________________________________________________________________
================================================================================

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at June 30, 2006.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $10,921,824, which represented 3.76% of the Fund's Net Assets. See Note 1A.

(c) Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-1

AIM UTILITIES FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM UTILITIES FUND
    value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between

AIM UTILITIES FUND
    currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended June 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                   CHANGE IN
                                                                   UNREALIZED                                       REALIZED
                     VALUE        PURCHASES        PROCEEDS       APPRECIATION       VALUE          DIVIDEND          GAIN
FUND               03/31/06        AT COST        FROM SALES     (DEPRECIATION)     06/30/06         INCOME          (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class            $         --    $  4,327,230    $   (380,140)    $         --    $  3,947,090    $      1,660    $         --
------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class               3,440,728      25,665,026     (25,158,664)                       3,947,090          63,550
==============================================================================================================================
   SUBTOTAL      $  3,440,728    $ 29,992,256    $(25,538,804)    $         --    $  7,894,180    $     65,210    $         --
______________________________________________________________________________________________________________________________
==============================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                   CHANGE IN
                                                                   UNREALIZED                                       REALIZED
                     VALUE        PURCHASES        PROCEEDS       APPRECIATION       VALUE          DIVIDEND          GAIN
FUND               03/31/06        AT COST        FROM SALES     (DEPRECIATION)     06/30/06        INCOME *         (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class            $ 14,506,448    $  9,623,141    $ (7,357,776)    $         --    $ 16,771,813    $     38,564    $         --
==============================================================================================================================
   TOTAL         $ 17,947,176    $ 39,615,397    $(32,896,580)    $         --    $ 24,665,993    $    103,774    $         --
______________________________________________________________________________________________________________________________
==============================================================================================================================

* Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in

AIM UTILITIES FUND
short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2006, securities with an aggregate value of $16,368,073 were on loan to brokers. The loans were secured by cash collateral of $16,771,813 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended June 30, 2006, the Fund received dividends on cash collateral investments of $38,564 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended June 30, 2006 was $20,308,450 and $20,119,821, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 71,685,699
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (975,415)
===============================================================================
Net unrealized appreciation of investment securities               $ 70,710,284
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $236,956,014

Item 2. Controls and Procedures.

     (a) As of June 19, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of June 19, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.



Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Sector Funds

By:      /s/ Philip A. Taylor
         -----------------------------------
         Philip A. Taylor
         Principal Executive Officer

Date:    August 29, 2006


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ PHILIP A. TAYLOR
         -----------------------------------
         Philip A. Taylor
         Principal Executive Officer

Date:    August 29, 2006


By:      /s/ SIDNEY M. DILGREN
         -----------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    August 29, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.